Deferred Tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets	£ 424	£ 344
Deferred tax liabilities	17,050	17,776
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	£ 600	£ 700
Unused tax losses | No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Unused tax losses for which no deferred tax asset recognised	£ 342	£ 308
Unused tax losses | Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 10 years	within the next 10 years
Unused tax losses for which no deferred tax asset recognised	£ 208	£ 502
Deductible temporary differences | No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Deductible temporary differences for which no deferred tax asset recognised	£ 0	£ 0
Deductible temporary differences | Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	within the next 10 years	within the next 10 years
Deductible temporary differences for which no deferred tax asset recognised	£ 92	£ 184
Unused tax credits | No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Expiry period for which no deferred tax asset recognised	no expiry date	no expiry date
Unused tax credits for which no deferred tax asset recognised	£ 80	£ 80